                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                                    811-4997

Exact name of registrant as specified in charter:                      Delaware Group Equity Funds V

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David P. O'Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE DIVIDEND INCOME FUND
AUGUST 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK- 54.65%
Consumer Discretionary - 3.66%
+Great Wolf Resorts                                                                                      141,900       $  1,631,850
+Jameson Inns                                                                                          2,011,300          4,807,007
Limited Brands                                                                                           270,300          5,941,194
Mattel                                                                                                   332,600          5,996,778
                                                                                                                       ------------
                                                                                                                         18,376,829
                                                                                                                       ------------
Consumer Staples - 4.85%
Archer-Daniels-Midland                                                                                   281,100          6,327,561
B&G Foods                                                                                                  2,700             34,965
ConAgra Foods                                                                                            261,600          5,972,328
Kimberly-Clark                                                                                            94,600          5,895,472
Safeway                                                                                                  258,500          6,134,205
                                                                                                                       ------------
                                                                                                                         24,364,531
                                                                                                                       ------------
Diversified REITs - 0.86%
Vornado Realty Trust                                                                                      50,300          4,326,806
                                                                                                                       ------------
                                                                                                                          4,326,806
                                                                                                                       ------------
Energy - 3.65%
Chevron                                                                                                   98,700          6,060,180
ConocoPhillips                                                                                            94,700          6,244,518
Exxon Mobil                                                                                              100,300          6,007,970
                                                                                                                       ------------
                                                                                                                         18,312,668
                                                                                                                       ------------
Financials - 9.41%
Allstate                                                                                                 100,500          5,649,105
Aon                                                                                                      218,200          6,528,543
Chubb                                                                                                     66,900          5,817,624
Hartford Financial Services                                                                               78,400          5,727,120
Huntington Bancshares                                                                                    244,600          5,867,954
Morgan Stanley                                                                                           113,700          5,783,919
Wachovia                                                                                                 118,300          5,870,046
Washington Mutual                                                                                        143,800          5,979,204
                                                                                                                       ------------
                                                                                                                         47,223,515
                                                                                                                       ------------
Health Care - 7.14%
Abbott Laboratories                                                                                      131,000          5,912,030
Baxter International                                                                                     150,700          6,077,731
Bristol-Myers Squibb                                                                                     244,500          5,982,915
Merck                                                                                                    211,900          5,981,937
Pfizer                                                                                                   235,400          5,995,638
Wyeth                                                                                                    128,600          5,888,594
                                                                                                                       ------------
                                                                                                                         35,838,845
                                                                                                                       ------------
Healthcare REITs - 0.04%
#Medical Properties Trust 144A                                                                            19,700            216,700
                                                                                                                       ------------
                                                                                                                            216,700
                                                                                                                       ------------
Industrial REITs - 0.53%
First Potomac Realty Trust                                                                                87,000          2,244,600
ProLogis                                                                                                  10,000            435,100
                                                                                                                       ------------
                                                                                                                          2,679,700
                                                                                                                       ------------
Industrials - 2.32%
Boeing                                                                                                    87,600          5,870,952
Union Pacific                                                                                             84,300          5,755,161
                                                                                                                       ------------
                                                                                                                         11,626,113
                                                                                                                       ------------
Information Technology - 3.63%
Hewlett-Packard                                                                                          229,500          6,370,920
International Business Machines                                                                           72,900          5,877,198
+Xerox                                                                                                   447,000          5,994,270
                                                                                                                       ------------
                                                                                                                         18,242,388
                                                                                                                       ------------
Lodging/Resort REITs - 0.76%
Hersha Hospitality Trust                                                                                 129,900          1,314,588
Strategic Hotel Capital                                                                                  135,900          2,505,996
                                                                                                                       ------------
                                                                                                                          3,820,584
                                                                                                                       ------------
Mall REITs - 1.51%
CBL & Associates Properties                                                                               47,700          2,023,434
Mills                                                                                                      7,500            439,050
Simon Property Group                                                                                      67,200          5,111,904
                                                                                                                       ------------
                                                                                                                          7,574,388
                                                                                                                       ------------
Manufactured Housing REITs - 0.21%
Equity Lifestyle Properties                                                                               23,100          1,043,196
                                                                                                                       ------------
                                                                                                                          1,043,196
                                                                                                                       ------------

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Materials - 1.19%
Weyerhaeuser                                                                                              91,900          5,975,338
                                                                                                                       ------------
                                                                                                                          5,975,338
                                                                                                                       ------------
Mortgage REITs - 3.86%
American Home Mortgage Investment                                                                         84,200          2,693,558
Friedman Billings Ramsey Group Class A                                                                   163,325          1,910,903
+JER Investors Trust                                                                                     210,900          3,808,854
KKR Financial                                                                                             11,100            259,629
+#KKR Financial 144A                                                                                      79,300          1,854,827
MortgageIT Holdings                                                                                      223,000          3,601,450
+#Peoples Choice 144A                                                                                    174,600          1,702,350
Saxon Capital                                                                                            278,700          3,531,129
                                                                                                                       ------------
                                                                                                                         19,362,700
                                                                                                                       ------------
Multifamily REITs - 0.47%
AvalonBay Communities                                                                                     10,000            840,400
Education Realty Trust                                                                                    82,400          1,520,280
                                                                                                                       ------------
                                                                                                                          2,360,680
                                                                                                                       ------------
Office/Industrial REITs - 0.55%
Duke Realty                                                                                               84,200          2,756,708
                                                                                                                       ------------
                                                                                                                          2,756,708
                                                                                                                       ------------
Office REITs - 4.05%
Brandywine Realty Trust                                                                                  158,000          5,040,200
CarrAmerica Realty                                                                                       133,200          4,807,188
Equity Office Properties Trust                                                                           121,500          4,045,950
Prentiss Properties Trust                                                                                 82,400          3,167,456
Reckson Associates Realty                                                                                 97,900          3,245,385
                                                                                                                       ------------
                                                                                                                         20,306,179
                                                                                                                       ------------
Retail Strip Center REITs - 1.85%
Developers Diversified Realty                                                                            100,900          4,842,191
Federal Realty Investment Trust                                                                           71,700          4,439,664
                                                                                                                       ------------
                                                                                                                          9,281,855
                                                                                                                       ------------
Telecommunication Services - 2.90%
Fairpoint Communications                                                                                 168,000          2,699,760
SBC Communications                                                                                       247,100          5,950,168
Verizon Communications                                                                                   179,800          5,881,258
                                                                                                                       ------------
                                                                                                                         14,531,186
                                                                                                                       ------------
Utilities - 1.21%
FPL Group                                                                                                141,000          6,075,690
                                                                                                                       ------------
                                                                                                                          6,075,690
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $264,712,705)                                                                                  274,296,599
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
CORPORATE BONDS- 23.86%
Basic Industry - 3.12%
#Apex Silver Mines 144A 2.875% 3/15/24                                                                $1,000,000            665,000
Bowater 9.50% 10/15/12                                                                                 1,315,000          1,453,074
Donohue Forrest Products 7.625% 5/15/07                                                                  435,000            443,700
Fort James 7.75% 11/15/23                                                                              1,405,000          1,591,162
Huntsman International 9.875% 3/1/09                                                                     240,000            256,800
#Huntsman International 144A 7.375% 1/1/15                                                               460,000            466,900
MDP Acquisitions 9.625% 10/1/12                                                                          625,000            642,188
Nalco 7.75% 11/15/11                                                                                     320,000            336,800
#NewPage 144A 10.00% 5/1/12                                                                              590,000            595,900
Norske Skog 8.625% 6/15/11                                                                             1,232,000          1,287,440
#Novelis 144A 7.25% 2/15/15                                                                              580,000            584,350
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 731,000            588,455
Potlatch 12.50% 12/1/09                                                                                  635,000            783,564
Rhodia
   8.875% 6/1/11                                                                                         860,000            842,800
   10.25% 6/1/10                                                                                         465,000            505,688
Smurfit Capital Funding 7.50% 11/20/25                                                                 1,170,000          1,088,100
++Solutia 6.72% 10/15/37                                                                               1,070,000            920,200
Stone Container 9.75% 2/1/11                                                                           1,025,000          1,074,969
Tembec Industries 8.625% 6/30/09                                                                       1,240,000          1,004,400
Witco 6.875% 2/1/26                                                                                      500,000            515,000
                                                                                                                       ------------
                                                                                                                         15,646,490
                                                                                                                       ------------
Brokerage - 0.59%
E Trade Financial 8.00% 6/15/11                                                                          915,000            974,475
FINOVA Group 7.50% 11/15/09                                                                            1,406,500            590,730
LaBranche & Comapny
   9.50% 5/15/09                                                                                         560,000            596,400
   11.00% 5/15/12                                                                                        705,000            782,550
                                                                                                                       ------------
                                                                                                                          2,944,155
                                                                                                                       ------------
Capital Goods - 1.73%
++Anchor Glass 11.00% 2/15/13                                                                            620,000            418,500
Armor Holdings 8.25% 8/15/13                                                                             910,000            991,900
Graham Packaging 9.875% 10/15/14                                                                         930,000            967,200
Interface
   9.50% 2/1/14                                                                                          280,000            287,000
   10.375% 2/1/10                                                                                        445,000            495,063
Interline Brands 11.50% 5/15/11                                                                          972,000          1,083,780
Intertape Polymer 8.50% 8/1/14                                                                           910,000            913,473
@Mueller Holdings 14.75% 4/15/14                                                                       1,115,000            819,525
Park-Ohio Industries 8.375% 11/15/14                                                                     310,000            291,788
Pliant 11.125% 9/1/09                                                                                  1,270,000          1,190,624
Radnor Holdings
   o10.349% 4/15/09                                                                                      135,000            131,625
   11.00% 3/15/10                                                                                        650,000            429,000
Trimas 9.875% 6/15/12                                                                                    785,000            675,100
                                                                                                                       ------------
                                                                                                                          8,694,578
                                                                                                                       ------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Consumer Cyclical - 1.35%
Accuride 8.50% 2/1/15                                                                                    875,000            914,375
Advanced Accessory Systems 10.75% 6/15/11                                                                290,000            255,200
Autonation 9.00% 8/1/08                                                                                  250,000            277,500
#Carrols 144A 9.00% 1/15/13                                                                              615,000            645,750
Dana 5.85% 1/15/15                                                                                       280,000            250,403
Landry's Restaurant 7.50% 12/15/14                                                                       970,000            953,025
#Metaldyne 144A 11.00% 11/1/13                                                                           950,000            878,750
O'Charleys 9.00% 11/1/13                                                                                 965,000          1,047,024
#Uno Restaurant 144A 10.00% 2/15/11                                                                      650,000            624,000
++Venture Holdings 12.00% 6/1/09                                                                          35,000                 53
Visteon
   7.00% 3/10/14                                                                                         175,000            155,750
   8.25% 8/1/10                                                                                           60,000             58,500
Warnaco 8.875% 6/15/13                                                                                   630,000            693,000
                                                                                                                       ------------
                                                                                                                          6,753,330
                                                                                                                       ------------
Consumer Non-Cyclical - 1.46%
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                                         375,000            397,500
   10.625% 9/1/08                                                                                        700,000            742,000
Constellation Brands 8.125% 1/15/12                                                                      477,000            510,390
Cott Beverages 8.00% 12/15/11                                                                            995,000          1,054,699
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               710,000            742,128
#Le-Natures 144A 10.00% 6/15/13                                                                          675,000            732,375
National Beef Packing 10.50% 8/1/11                                                                      935,000            981,750
Pilgrim's Pride 9.625% 9/15/11                                                                           745,000            810,188
Pinnacle Foods 8.25% 12/1/13                                                                             520,000            504,400
True Temper Sports 8.375% 9/15/11                                                                        505,000            492,375
#Warner Chilcott 144A 8.75% 2/1/15                                                                       370,000            368,150
                                                                                                                       ------------
                                                                                                                          7,335,955
                                                                                                                       ------------
Energy - 1.77%
Bluewater Finance 10.25% 2/15/12                                                                         438,000            477,420
#Chesapeake Energy 144A 6.50% 8/15/17                                                                    555,000            568,875
El Paso Natural Gas 7.625% 8/1/10                                                                        285,000            306,519
El Paso Production Holding 7.75% 6/1/13                                                                1,035,000          1,099,688
#Hilcorp Energy I 144A 10.50% 9/1/10                                                                   1,200,000          1,338,000
#Inergy Finance 144A 6.875% 12/15/14                                                                     250,000            245,000
Petroleum Geo-Services
   8.00% 11/5/06                                                                                         162,239            165,078
   10.00% 11/5/10                                                                                        870,000            983,100
Plains Exploration & Production 7.125% 6/15/14                                                           335,000            358,450
Pride International 7.375% 7/15/14                                                                       345,000            376,050
Schlumberger 2.125% 6/1/23                                                                             1,500,000          1,796,251
oSecunda International 11.599% 9/1/12                                                                    430,000            430,000
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    355,000            427,274
Whiting Petroleum 7.25% 5/1/13                                                                           325,000            328,250
                                                                                                                       ------------
                                                                                                                          8,899,955
                                                                                                                       ------------
Finance & Investment Companies - 0.15%
#FTI Consulting 144A 7.625% 6/15/13                                                                      740,000            758,500
                                                                                                                       ------------
                                                                                                                            758,500
                                                                                                                       ------------
Industrial Machinery - 0.09%
#Nell AF SARL 144A 8.375% 8/15/15                                                                        425,000            431,906
                                                                                                                       ------------
                                                                                                                            431,906
                                                                                                                       ------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Media - 3.08%
~Adelphia Communications 8.125% 7/15/03                                                                   65,000             55,169
American Media Operation 10.25% 5/1/09                                                                   325,000            327,844
Cenveo 9.625% 3/15/12                                                                                    490,000            526,750
#Charter Communications 144A 5.875% 11/16/09                                                             500,000            406,875
Charter Communications Holdings 10.75% 10/1/09                                                         2,125,000          1,816,874
#Charter Communications Operating 144A 8.375% 4/30/14                                                    665,000            673,313
CSC Holdings
   8.125% 7/15/09                                                                                        550,000            566,500
   10.50% 5/15/16                                                                                        675,000            734,063
Dex Media West 9.875% 8/15/13                                                                            520,000            590,850
#EchoStar Communications 144A 5.75% 5/15/08                                                              500,000            500,625
Insight Midwest 10.50% 11/1/10                                                                         1,812,000          1,925,249
Lodgenet Entertainment 9.50% 6/15/13                                                                     975,000          1,074,938
Mediacom Capital 9.50% 1/15/13                                                                         1,275,000          1,303,687
Nextmedia Operating 10.75% 7/1/11                                                                        875,000            951,563
Rogers Cablesystems 11.00% 12/1/15                                                                       820,000            879,450
Sheridan Acquisition Group 10.25% 8/15/11                                                                215,000            225,750
#Sirius Satellite 144A 9.625% 8/1/13                                                                     930,000            918,375
Warner Music Group 7.375% 4/15/14                                                                        990,000          1,014,750
XM Satellite Radio
   12.00% 6/15/10                                                                                        530,000            608,838
   14.00% 3/15/10                                                                                        345,000            372,600
                                                                                                                       ------------
                                                                                                                         15,474,063
                                                                                                                       ------------
Real Estate - 0.45%
#America Real Estate 144A 7.125% 2/15/13                                                                 670,000            676,700
BF Saul REIT 7.50% 3/1/14                                                                                860,000            891,175
Tanger Properties 9.125% 2/15/08                                                                         658,000            713,930
                                                                                                                       ------------
                                                                                                                          2,281,805
                                                                                                                       ------------
Services Cyclical - 3.01%
Adesa 7.625% 6/15/12                                                                                     585,000            598,163
#Ashtead Holdings 144A 8.625% 8/1/15                                                                     275,000            289,438
#CCM Merger 144A 8.00% 8/1/13                                                                            650,000            666,250
Corrections Corporation of America 7.50% 5/1/11                                                          820,000            851,775
Foster Wheeler 10.359% 9/15/11                                                                           675,000            745,875
Gaylord Entertainment 6.75% 11/15/14                                                                     625,000            614,063
@#H-Lines Finance Holding 144A 11.00% 4/1/13                                                           1,040,000            854,100
Horizon Lines 9.00% 11/1/12                                                                              555,000            604,256
Kansas City Southern Railway 9.50% 10/1/08                                                               765,000            835,763
#Knowledge Learning 144A 7.75% 2/1/15                                                                    860,000            849,250
Mandalay Resort Group 10.25% 8/1/07                                                                    1,685,000          1,834,543
#MGM Mirage 144A 6.625% 7/15/15                                                                          510,000            517,650
OMI 7.625% 12/1/13                                                                                     1,075,000          1,109,937
Penn National Gaming 8.875% 3/15/10                                                                    1,370,000          1,452,199
Royal Caribbean Cruises 7.25% 3/15/18                                                                    605,000            656,425
Seabulk International 9.50% 8/15/13                                                                      469,000            529,970
Stena 9.625% 12/1/12                                                                                     470,000            518,175
@Town Sports International 11.00% 2/1/14                                                                 505,000            350,344
Ultrapetrol 9.00% 11/24/14                                                                               350,000            327,250
Wheeling Island Gaming 10.125% 12/15/09                                                                  860,000            914,825
                                                                                                                       ------------
                                                                                                                         15,120,251
                                                                                                                       ------------
Services Non-cyclical - 1.41%
Aleris International 9.00% 11/15/14                                                                      600,000            636,000
Allied Waste North America 9.25% 9/1/12                                                                  950,000          1,042,625
Biovail 7.875% 4/1/10                                                                                    495,000            515,419
Casella Waste Systems 9.75% 2/1/13                                                                     1,125,000          1,214,999
Geo Subordinate 11.00% 5/15/12                                                                           615,000            628,838
NDCHealth 10.50% 12/1/12                                                                                 835,000            964,425
US Oncology 10.75% 8/15/14                                                                             1,065,000          1,208,775
Vanguard Health 9.00% 10/1/14                                                                            775,000            846,688
                                                                                                                       ------------
                                                                                                                          7,057,769
                                                                                                                       ------------

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Technology & Electronics - 0.54%
Magnachip Semiconductor 8.00% 12/15/14                                                                   635,000            600,075
Sanmina-SCI 10.375% 1/15/10                                                                              865,000            964,475
#STATS ChipPAC 144A 7.50% 7/19/10                                                                        200,000            203,500
#Sunguard Data 144A
   9.125% 8/15/13                                                                                        200,000            211,000
   10.25% 8/15/15                                                                                        705,000            740,250
                                                                                                                       ------------
                                                                                                                          2,719,300
                                                                                                                       ------------
Telecommunications - 3.37%
Alaska Communications Systems 9.875% 8/15/11                                                             560,000            616,000
++Allegiance Telecom 11.75% 2/15/08                                                                       10,000              2,550
American Cellular 10.00% 8/1/11                                                                          480,000            513,600
American Tower 7.125% 10/15/12                                                                           575,000            605,188
Centennial Cellular Operating 10.125% 6/15/13                                                            580,000            649,600
Cincinnati Bell
   7.00% 2/15/15                                                                                       1,065,000          1,049,024
   8.375% 1/15/14                                                                                        900,000            913,500
#Digicel Limited 144A 9.25% 9/1/12                                                                       580,000            609,000
@Inmarsat Finance 10.375% 11/15/12                                                                     1,275,000          1,055,062
iPCS 11.50% 5/1/12                                                                                        10,000             11,600
@Iwo Escrow Company 10.75% 1/15/15                                                                       225,000            159,188
MCI
   6.908% 5/1/07                                                                                         255,000            258,188
   7.688% 5/1/09                                                                                         800,000            834,000
Nextel Communications 5.95% 3/15/14                                                                    1,000,000          1,040,362
@PanAmSat 10.375% 11/1/14                                                                              1,615,000          1,118,387
Qwest 7.875% 9/1/11                                                                                      620,000            647,900
o#Qwest 144A 6.671% 6/15/13                                                                              485,000            510,463
Qwest Service 13.50% 12/15/10                                                                          1,755,000          2,031,412
Rural Cellular
   9.625% 5/15/08                                                                                        600,000            606,000
   9.875% 2/1/10                                                                                         550,000            585,750
#Telcordia Technologies 144A 10.00% 3/15/13                                                            1,350,000          1,289,249
Time Warner Telecommunications 9.75% 7/15/08                                                             455,000            464,100
oUS LEC 11.89% 10/1/09                                                                                   275,000            283,250
US Unwired 10.00% 6/15/12                                                                                215,000            250,475
#Valor Telecommunications Enterprises 144A 7.75% 2/15/15                                                 835,000            824,563
                                                                                                                       ------------
                                                                                                                         16,928,411
                                                                                                                       ------------

Utilities - 1.74%
Avista 9.75% 6/1/08                                                                                      278,000            312,140
Calpine
   7.625% 4/15/06                                                                                        425,000            395,250
   10.50% 5/15/06                                                                                        140,000            130,900
o#Calpine 144A 9.349% 7/15/07                                                                            504,700            418,901
CMS Energy 9.875% 10/15/07                                                                               355,000            390,500
#Dynegy Holdings 144A 10.125% 7/15/13                                                                  1,183,000          1,327,917
Elwood Energy 8.159% 7/5/26                                                                              949,398          1,063,325
Midwest Generation
   8.30% 7/2/09                                                                                          495,000            522,225
   8.75% 5/1/34                                                                                          495,000            556,875
++Mirant Americas Generation 7.625% 5/1/06                                                               315,000            373,275
NRG Energy 8.00% 12/15/13                                                                                453,000            490,373
Orion Power Holdings 12.00% 5/1/10                                                                       596,000            724,140
PSEG Energy Holdings 7.75% 4/16/07                                                                       259,000            267,418
Reliant Energy 9.50% 7/15/13                                                                             300,000            335,250
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                                             800,000            838,552
#Texas Genco 144A 6.875% 12/15/14                                                                        565,000            589,013
                                                                                                                       ------------
                                                                                                                          8,736,054
                                                                                                                       ------------
TOTAL CORPORATE BONDS (COST $119,548,755)                                                                               119,782,522
                                                                                                                       ============

CONVERTIBLE BONDS- 10.36%
Aerospace & Defense - 0.31%

#L-3 Communications 144A 3.00% 8/1/35                                                                  1,500,000          1,558,125
                                                                                                                       ------------
                                                                                                                          1,558,125
                                                                                                                       ------------
Banking, Finance & Insurance - 0.57%
PMI Group 2.50% 7/15/21                                                                                2,750,000          2,870,313
                                                                                                                       ------------
                                                                                                                          2,870,313
                                                                                                                       ------------
Cable, Media & Publishing - 1.72%
EchoStar 5.75% 5/15/08                                                                                   500,000            500,625
Liberty Media 3.25% 3/15/31                                                                            3,000,000          2,377,500
Mediacom Communications 5.25% 7/1/06                                                                   2,500,000          2,500,000
#Playboy Enterprises 144A 3.00% 3/15/25                                                                3,240,000          3,248,100
                                                                                                                       ------------
                                                                                                                          8,626,225
                                                                                                                       ------------
Computers & Technology - 1.45%
Fairchild Semiconductor International 5.00% 11/1/08                                                    2,500,000          2,481,250
^#ON Semiconductor 144A 0.36% 4/15/24                                                                  3,500,000          2,804,375
#Sybase 144A 1.75% 2/22/25                                                                             1,875,000          1,978,125
                                                                                                                       ------------
                                                                                                                          7,263,750
                                                                                                                       ------------
Consumer Services - 0.29%
Fluor 1.50% 2/15/24                                                                                    1,200,000          1,450,500
                                                                                                                       ------------
                                                                                                                          1,450,500
                                                                                                                       ------------
Electronics & Electrical Equipment - 0.48%
Fisher Scientific 3.25% 3/1/24                                                                         1,500,000          1,563,750
Solectron 0.50% 2/15/34                                                                                1,100,000            845,625
                                                                                                                       ------------
                                                                                                                          2,409,375
                                                                                                                       ------------
Energy - 1.03%
Halliburton 3.125% 7/15/23                                                                             2,250,000          3,850,313
Pride International 3.25% 5/1/33                                                                       1,140,000          1,343,775
                                                                                                                       ------------
                                                                                                                          5,194,088
                                                                                                                       ------------
Healthcare & Pharmaceuticals - 1.79%
CV Therapeutics 3.25% 8/16/13                                                                            500,000            602,500
#Encysive Pharmaceuticals 144A 2.50% 3/15/12                                                           2,000,000          2,142,500
Medimmune 1.00% 7/15/23                                                                                3,250,000          3,152,499
oWyeth 3.32% 1/15/24                                                                                   3,000,000          3,093,540
                                                                                                                       ------------
                                                                                                                          8,991,039
                                                                                                                       ------------
Industrial Machinery - 0.09%
#Human Genome Sciences 144A 2.25% 8/15/12                                                                500,000            475,625
                                                                                                                       ------------
                                                                                                                            475,625
                                                                                                                       ------------
Leisure, Lodging & Entertainment  - 0.09%
#Regal Entertainment Group 144A 3.75% 5/15/08                                                            350,000            453,250
                                                                                                                       ------------
                                                                                                                            453,250
                                                                                                                       ------------
Real Estate  - 0.16%
MeriStar Hospitality 9.50% 4/1/10                                                                        600,000            782,250
                                                                                                                       ------------
                                                                                                                            782,250
                                                                                                                       ------------
Retail - 1.53%
@Dick's Sporting 1.606% 2/18/24                                                                        1,480,000          1,021,200
oLowe's 0.861% 10/19/21                                                                                1,250,000          1,409,375
#Saks 144A 2.00% 3/15/24                                                                               2,200,000          2,717,000
Sonic Automotive 5.25% 5/7/09                                                                          1,000,000            983,750
^TJX 1.75% 2/13/21                                                                                     2,000,000          1,535,000
                                                                                                                          7,666,325
Transportation - 0.23%
#ExpressJet Holdings 144A 4.25% 8/1/23                                                                   750,000            628,125
++#Northwest Airlines 144A 7.625% 11/15/23                                                             1,250,000            512,500
                                                                                                                       ------------
                                                                                                                          1,140,625
                                                                                                                       ------------
Utilities - 0.62%
CenterPoint Energy
   o2.00% 9/15/29                                                                                         26,000            900,510
   3.75% 5/15/23                                                                                         400,000            513,000
#CenterPoint Energy 144A 3.75% 5/15/23                                                                 1,030,000          1,320,975
++Mirant 2.50% 6/15/21                                                                                   425,000            383,563
                                                                                                                       ------------
                                                                                                                          3,118,048
                                                                                                                       ------------
TOTAL CONVERTIBLE BONDS (COST $50,895,092)                                                                               51,999,538
                                                                                                                       ============

                                                                                                     NUMBER OF
                                                                                                     SHARES
CONVERTIBLE PREFERRED STOCK- 5.29%
Automobiles & Automotive Parts - 0.69%
Ford Motor Capital Trust II 6.50%                                                                         40,000          1,555,200
General Motors 5.25%                                                                                     100,000          1,883,000
                                                                                                                       ------------
                                                                                                                          3,438,200
                                                                                                                       ------------
Banking, Finance & Insurance - 1.32%
Chubb 7.00%                                                                                               80,000          2,534,400
Lehman Brothers Holdings 6.25%                                                                            58,250          1,514,500
Merrill Lynch 6.75%                                                                                       70,000          2,581,739
                                                                                                                       ------------
                                                                                                                          6,630,639
                                                                                                                       ------------

Cable, Media & Publishing - 0.52%
Interpublic Group 5.375%                                                                                  59,000          2,634,350
                                                                                                                       ------------
                                                                                                                          2,634,350
                                                                                                                       ------------
Chemicals - 0.46%
Huntsman 5.00%                                                                                            52,500          2,283,750
                                                                                                                       ------------
                                                                                                                          2,283,750
                                                                                                                       ------------
Consumer Products - 0.14%
Newell Financial Trust I 5.25%                                                                            15,000            684,375
                                                                                                                       ------------
                                                                                                                            684,375
                                                                                                                       ------------
Energy - 1.27%
#Chesapeake 144A 5.00%                                                                                    35,000          5,018,125
El Paso Energy Capital Trust 4.75%                                                                        34,600          1,349,400
                                                                                                                       ------------
                                                                                                                          6,367,525
                                                                                                                       ------------
Environmental Services - 0.12%
Allied Waste Industries 6.25%                                                                             13,100            616,552
                                                                                                                       ------------
                                                                                                                            616,552
                                                                                                                       ------------
Food, Beverage & Tobacco - 0.23%
Constellation Brands 5.75%                                                                                28,200          1,164,660
                                                                                                                       ------------
                                                                                                                          1,164,660
                                                                                                                       ------------
Telecommunications - 0.20%
Lucent Technologies Capital Trust I 7.75%                                                                  1,000          1,003,000
                                                                                                                       ------------
                                                                                                                          1,003,000
                                                                                                                       ------------
Utilities - 0.34%
#NRG Energy 144A 4.00%                                                                                     1,500          1,727,063
                                                                                                                       ------------
                                                                                                                          1,727,063
                                                                                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $26,323,309)                                                                     26,550,114
                                                                                                                       ============

PREFERRED STOCK- 1.08%
Leisure, Lodging & Entertainment - 0.13%
WestCoast Hospitality Capital Trust 9.50%                                                                 24,000            650,160
                                                                                                                       ------------
                                                                                                                            650,160
                                                                                                                       ------------
Real Estate  - 0.91%
Equity Inns Series B 8.75%                                                                                18,300            491,355
LaSalle Hotel Properties 10.25%                                                                           36,500            983,675
Ramco-Gershenson Properties 9.50%                                                                         15,700            432,143
SL Green Realty 7.625%                                                                                   103,000          2,681,223
                                                                                                                       ------------
                                                                                                                          4,588,396
                                                                                                                       ------------
Telecommunications - 0.04%
Alamosa Delaware 7.50%                                                                                       150            193,538
                                                                                                                       ------------
                                                                                                                            193,538
                                                                                                                       ------------
TOTAL PREFERRED STOCK (COST $5,242,104)                                                                                   5,432,094
                                                                                                                       ============

EXCHANGE TRADED FUNDS- 0.38%
iShares Dow Jones U.S. Real Estate Index Fund                                                             29,200          1,890,700
                                                                                                                       ------------
TOTAL EXCHANGE TRADED FUNDS (COST $1,550,582)                                                                             1,890,700
                                                                                                                       ============

WARRANT- 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                 12                  0
                                                                                                                       ------------
TOTAL WARRANT (COST $1,021)                                                                                                       0
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.10%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                  $450,000            489,841
                                                                                                                       ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $501,715)                                                                 489,841
                                                                                                                       ============

REPURCHASE AGREEMENTS- 4.05%
With BNP Paribas 3.51% 9/1/05
(dated 8/31/05, to be repurchased at $11,758,146,
collateralized by $12,154,000 U.S. Treasury
Bills due 1/12/06, market value $11,995,088)                                                          11,757,000         11,757,000

With UBS Warburg 3.48% 9/1/05
(dated 8/31/05, to be repurchased at $8,564,828,
collateralized by $2,754,000 U.S. Treasury Notes 3.13%
due 10/15/08, market value $2,727,398 and $5,709,000
U.S. Treasury Notes 6.50% due 10/15/06, market value
$6,015,938)                                                                                            8,564,000          8,564,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $20,321,000)                                                                           20,321,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 99.77%
   (cost $489,096,283)                                                                                                  500,762,408
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.23%                                                       1,141,244
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 44,391,682 SHARES OUTSTANDING - 100.00%                                                       $501,903,652
                                                                                                                       ============

+Non-income producing security for the period ended August 31, 2005.
#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 3 in "Notes."
++Non-income producing security. Security is currently in default.
oVariable rate notes. The interest rate shown is the rate as of August 31, 2005. ~Security is currently in default. The issue has missed the maturity date.
 Bankruptcy proceedings are in process to determine distribution of assets.
 The date listed is the estimate of when proceedings will be finalized.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
@Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which tiMe the stated interest rate becomes effective.

SUMMARY OF ABBREVIATIONS:
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Equity Funds V - Delaware Dividend Income Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                        $489,101,744
                                           ------------
Aggregate unrealized appreciation            27,735,156
Aggregate unrealized depreciation           (16,074,492)
                                           ------------
Net unrealized appreciation                $ 11,660,664
                                           ============
3. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, Rule 144A securities represented approximately 10.64% of total assets and no securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests a portion of its assets in high-yield fixed-income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE SMALL CAP CORE FUND
AUGUST 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK- 95.48%
Basic Materials - 5.67%
+AK Steel Holding                                                                                          2,450            $19,355
Ameron International                                                                                         350             14,861
+Century Aluminum                                                                                            850             20,570
Chemtura                                                                                                   2,050             35,178
Cytec Industries                                                                                             600             28,560
Ferro                                                                                                        600             11,388
+FMC                                                                                                         450             25,632
+Maverick Tube                                                                                               950             30,258
+NS Group                                                                                                    850             35,377
+PolyOne                                                                                                   3,200             21,728
+USG                                                                                                         600             37,709
Wausau-Mosinee Paper                                                                                       1,450             17,255
Worthington Industries                                                                                       950             17,195
                                                                                                                         ----------
                                                                                                                            315,066
                                                                                                                         ----------
Business Services - 5.10%
Administaff                                                                                                  850             30,574
+Armor Holdings                                                                                              900             38,168
Clark                                                                                                      1,550             25,203
Harland (John H.)                                                                                            500             20,975
Healthcare Services Group                                                                                  1,350             24,908
+Labor Ready                                                                                               1,550             35,215
McGrath RentCorp                                                                                             850             20,953
+NCO Group                                                                                                   750             15,735
+Sourcecorp                                                                                                  850             17,417
UniFirst                                                                                                     500             19,645
+United Stationers                                                                                           500             23,450
+Universal Technical Institute                                                                               350             11,204
                                                                                                                         ----------
                                                                                                                            283,447
                                                                                                                         ----------
Capital Goods - 6.97%
Acuity Brands                                                                                                950             28,054
+AGCO                                                                                                      1,450             29,768
Applied Industrial Technologies                                                                              500             17,955
+Aviall                                                                                                      650             22,107
Barnes Group                                                                                                 750             25,875
Briggs & Stratton                                                                                            500             18,450
DRS Technologies                                                                                             500             25,725
+Flowserve                                                                                                   500             18,570
+Genlyte Group                                                                                               600             29,526
+Griffon                                                                                                     500             12,820
Hughes Supply                                                                                                600             18,990
+Kadant                                                                                                      950             18,525
Lawson Products                                                                                              500             19,450
Lincoln Electric Holdings                                                                                    500             18,840
NN                                                                                                         1,150             14,065
+Orbital Sciences                                                                                          1,750             20,965
+Rofin-Sinar Technologies                                                                                    500             18,075
+Terex                                                                                                       600             29,268
                                                                                                                         ----------
                                                                                                                            387,028
                                                                                                                         ----------
Consumer Discretionary - 5.48%
+Aeropostale                                                                                                 850             21,709
+Charming Shoppes                                                                                          3,000             36,239
+Conn's                                                                                                      750             18,773
Finish Line Class A                                                                                        1,750             25,235
+GameStop                                                                                                    500             16,875
+Guitar Center                                                                                               500             28,700
+Jos A Bank Clothiers                                                                                        600             23,730
+Pacific Sunwear Of California                                                                             1,350             32,238
+Stage Stores                                                                                              1,100             30,591
Stride Rite                                                                                                1,850             23,865
+Tempur-Pedic International                                                                                1,450             23,302
Yankee Candle                                                                                                850             23,350
                                                                                                                         ----------
                                                                                                                            304,607
                                                                                                                         ----------
Consumer Services - 2.05%
+Argosy Gaming                                                                                               500             23,330
CKE Restaurants                                                                                            1,650             19,305
+ExpressJet Holdings                                                                                       1,550             14,741
IHOP                                                                                                         600             24,096
Lone Star Steakhouse & Saloon                                                                                600             15,834
+Papa John's International                                                                                   350             16,737
                                                                                                                         ----------
                                                                                                                            114,043
                                                                                                                         ----------

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Consumer Staples - 2.54%
Casey's General Stores                                                                                     1,550             31,387
Chiquita Brands International                                                                                650             16,380
Lancaster Colony                                                                                             300             13,725
Longs Drug Stores                                                                                            400             16,960
Nu Skin Enterprises Class A                                                                                1,100             23,474
Ralcorp Holdings                                                                                             550             24,393
Sanderson Farms                                                                                              400             14,772
                                                                                                                         ----------
                                                                                                                            141,091
                                                                                                                         ----------
Credit Cyclicals - 2.78%
ArvinMeritor                                                                                                 750             13,913
Beazer Homes USA                                                                                             450             28,097
+Jacuzzi Brands                                                                                            2,350             19,341
M/I Homes                                                                                                    450             25,358
+Meritage Homes                                                                                              300             23,487
Monaco Coach                                                                                               1,050             16,139
Thor Industries                                                                                              850             28,219
                                                                                                                         ----------
                                                                                                                            154,554
                                                                                                                         ----------
Energy - 6.05%
Holly                                                                                                        850             47,888
+James River Coal                                                                                            550             27,264
+Meridian Resource                                                                                         4,650             16,136
+Oceaneering International                                                                                   600             29,832
+Offshore Logistics                                                                                          600             21,726
+Oil States International                                                                                  1,350             46,791
Penn Virginia                                                                                                400             22,432
+Spinnaker Exploration                                                                                       750             33,728
+Stone Energy                                                                                                300             15,717
+Universal Compression Holdings                                                                              600             24,720
+Veritas DGC                                                                                                 950             30,552
World Fuel Services                                                                                          600             19,620
                                                                                                                         ----------
                                                                                                                            336,406
                                                                                                                         ----------
Finance - 16.12%
ADVANTA                                                                                                    1,050             30,292
+Affiliated Managers Group                                                                                   400             29,044
American Home Mortgage Investment                                                                            850             27,192
AmerUs Group                                                                                                 300             16,596
Bancfirst                                                                                                    300             25,575
Center Financial                                                                                           1,150             29,233
City Holding                                                                                                 950             34,883
Commercial Capital Bancorp                                                                                 1,650             29,585
+CompuCredit                                                                                                 600             25,116
Delphi Financial Group Class A                                                                               500             23,550
Dime Community Bancshares                                                                                  1,150             17,492
Direct General                                                                                             1,750             30,099
FBL Financial Group Class A                                                                                  750             22,478
Financial Federal                                                                                            750             29,288
First Place Financial Ohio                                                                                   950             20,159
+FirstFed Financial                                                                                          500             28,775
Flagstar Bancorp                                                                                           1,350             23,288
Frontier Financial                                                                                         1,100             32,790
Greater Bay Bancorp                                                                                          850             21,420
Independent Bank - Michigan                                                                                  600             18,168
Kansas City Life Insurance                                                                                   350             17,794
MainSource Financial Group                                                                                   890             16,207
MFA Mortgage Investments                                                                                   1,950             13,143
+Molina Healthcare                                                                                           500             13,615
Ohio Casualty                                                                                              1,350             34,100
PFF Bancorp                                                                                                  950             28,244
Presidential Life                                                                                            850             14,952
Republic Bancorp                                                                                           1,730             25,396
RLI                                                                                                          600             27,660
+Sierra Health Services                                                                                      400             26,920
Sterling Bancshares                                                                                        1,650             24,734
+Stifel Financial                                                                                            600             15,390
TierOne                                                                                                    1,050             29,630
+Triad Guaranty                                                                                              450             19,004
Trustmark                                                                                                  1,050             28,938
+United America Indemnity                                                                                    825             14,809
West Coast Bancorp Oregon                                                                                  1,150             29,773
                                                                                                                         ----------
                                                                                                                            895,332
                                                                                                                         ----------

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Health Care - 12.64%
+Adolor                                                                                                    1,350             12,906
+Albany Molecular Research                                                                                   850             14,178
+Alkermes                                                                                                  1,450             27,231
+American Healthways                                                                                         650             28,404
+Applera-Celera Genomics                                                                                   1,450             17,023
+Apria Healthcare Group                                                                                      600             20,538
Arrow International                                                                                          600             17,760
+Bio-Rad Laboratories Class A                                                                                350             19,320
+Candela                                                                                                   2,350             23,289
+Digene                                                                                                      950             27,474
+Enzo Biochemical                                                                                            800             12,672
+First Horizon Pharmaceutical                                                                              1,450             29,971
+Gen-Probe                                                                                                   400             18,208
+Geron                                                                                                     2,350             25,498
+Immunogen                                                                                                 2,250             14,288
+Kensey Nash                                                                                                 850             25,755
+LifePoint Hospitals                                                                                         500             22,740
+Medarex                                                                                                   1,350             13,568
Mentor                                                                                                       550             28,929
+Noven Pharmaceuticals                                                                                     1,050             17,493
Owens & Minor                                                                                                700             20,062
PolyMedica                                                                                                   500             17,875
+Priority Healthcare Class B                                                                                 950             26,496
+Res-Care                                                                                                  1,850             27,843
+Serologicals                                                                                                950             22,601
+Sybron Dental Specialties                                                                                   750             29,077
+Techne                                                                                                      400             22,788
+Telik                                                                                                     1,250             19,125
+United Therapeutics                                                                                         500             35,104
Vital Signs                                                                                                  300             13,491
West Pharmaceutical Services                                                                               1,050             29,767
+Wright Medical Group                                                                                        850             20,545
                                                                                                                         ----------
                                                                                                                            702,019
                                                                                                                         ----------
Media - 2.83%
+4Kids Entertainment                                                                                       1,150             19,802
Carmike Cinemas                                                                                              750             22,424
infoUSA                                                                                                    1,550             16,663
Journal Communications Class A                                                                             1,050             16,779
+Lin TV Class A                                                                                              950             14,355
Media General Class A                                                                                        250             16,448
+Mediacom Communications                                                                                   2,700             19,710
+Scholastic                                                                                                  500             18,235
Sinclair Broadcasting Group                                                                                1,350             12,677
                                                                                                                         ----------
                                                                                                                            157,093
                                                                                                                         ----------
Real Estate - 5.24%
Brandywine Realty Trust                                                                                    1,150             36,684
Equity Inns                                                                                                1,850             23,773
First Industrial Realty Trust                                                                                550             20,845
Glimcher Realty Trust                                                                                        750             19,500
Home Properties                                                                                              550             22,556
HRPT Properties Trust                                                                                      1,250             16,000
Maguire Properties                                                                                           600             17,520
National Health Investors                                                                                    850             24,625
Nationwide Health Properties                                                                                 950             22,211
Pennsylvania Real Estate Investment Trust                                                                    600             25,890
Prentiss Properties Trust                                                                                    600             23,064
Senior Housing Properties Trust                                                                              850             16,150
Shurgard Storage Centers Class A                                                                             400             22,160
                                                                                                                         ----------
                                                                                                                            290,978
                                                                                                                         ----------

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Technology - 18.34%
+AMIS Holdings                                                                                             1,250             14,963
+Anixter International                                                                                       550             20,999
+Artesyn Technologies                                                                                      1,650             15,147
+Aspect Communications                                                                                     1,850             21,275
+Axcelis Technologies                                                                                      3,600             21,240
+Blackboard                                                                                                1,250             30,199
+CACI International                                                                                          450             28,188
+Catapult Communications                                                                                   1,450             23,084
+Cymer                                                                                                       800             26,800
+Digital River                                                                                               500             18,990
+Digitas                                                                                                   1,450             16,994
+Dionex                                                                                                      450             23,715
+DSP Group                                                                                                   500             12,735
+Dycom Industries                                                                                            850             15,062
+EarthLink                                                                                                 2,050             20,008
FactSet Research Systems                                                                                     600             21,000
+FileNet                                                                                                   1,050             27,899
+Internet Security Systems                                                                                   950             21,584
+iPayment                                                                                                    400             15,540
+j2 Global Communications                                                                                    550             20,642
+KEMET                                                                                                     2,150             17,458
+Kulicke & Soffa Industries                                                                                2,150             17,974
+Mercury Computer Systems                                                                                    600             15,678
+MIPS Technologies                                                                                         3,300             20,691
+MTC Technologies                                                                                            750             25,620
+Multi-Fineline Electronix                                                                                 1,350             34,492
+Netgear                                                                                                   1,350             29,929
+OmniVision Technologies                                                                                   1,450             21,257
+Photronics                                                                                                  850             17,655
Plantronics                                                                                                  600             19,560
+Progress Software                                                                                           950             29,126
Quality Systems                                                                                              500             32,499
+RadiSys                                                                                                   1,550             28,939
+RF Micro Devices                                                                                          3,200             20,960
+RSA Security                                                                                              2,150             28,251
+Secure Computing                                                                                          2,050             23,637
+SI International                                                                                            750             23,535
+Skyworks Solutions                                                                                        2,800             21,112
+Tessera Technologies                                                                                        850             28,203
United Online                                                                                                950             12,379
+Universal Electronics                                                                                       850             14,807
+Varian Semiconductor Equipment                                                                              750             33,982
+Verint Systems                                                                                              650             24,791
+Viasat                                                                                                    1,150             27,301
+WebEx Communications                                                                                        850             21,913
+Wind River Systems                                                                                          850             11,169
                                                                                                                         ----------
                                                                                                                          1,018,982
                                                                                                                         ----------
Transportation - 1.91%
Arkansas Best                                                                                                500             16,835
+HUB Group                                                                                                 1,050             33,863
+Pacer International                                                                                       1,350             35,423
+SCS Transportation                                                                                        1,250             20,063
                                                                                                                         ----------
                                                                                                                            106,184
                                                                                                                         ----------
Utilities - 1.76%
Black Hills                                                                                                  750             31,237
Cascade Natural Gas                                                                                          950             19,865
Middlesex Water                                                                                            1,050             22,460
Otter Tail                                                                                                   800             24,000
                                                                                                                         ----------
                                                                                                                             97,562
                                                                                                                         ----------
TOTAL COMMON STOCK (cost $4,652,458)                                                                                      5,304,392
                                                                                                                         ==========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 3.94%
With BNP Paribas 3.51% 9/1/05
(dated 8/31/05, to be repurchased at $126,712,
collateralized by $131,000 U.S. Treasury
Bills due 1/12/06, market value $129,271)                                                               $126,700            126,700

With UBS Warburg 3.48% 9/1/05 (dated 8/31/05, to be repurchased at $92,309, collateralized by $29,700 U.S. Treasury Notes 3.13% due 10/15/08, market value
$29,393 and $61,500 U.S. Treasury Notes 6.50% due 10/15/06, market value
$64,834)                                                                                                  92,300             92,300
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (cost $219,000)                                                                                 219,000
                                                                                                                         ----------
Total Market Value of Securities - 99.42%
   (cost $4,871,458)                                                                                                      5,523,392
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.58%                                                          32,125
                                                                                                                         ----------
NET ASSETS APPLICABLE TO 489,011 SHARES OUTSTANDING - 100.00%                                                            $5,555,517
                                                                                                                         ==========

+Non-income producing security for the period ended August 31, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by The Delaware Group Equity Funds V - The Delaware Small Cap Core Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Aggregate cost of investments               $4,871,458
                                            ----------
Aggregate unrealized appreciation              801,649
Aggregate unrealized depreciation             (149,715)
                                            ----------
Net unrealized appreciation                 $  651,934
                                            ==========

3. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE SMALL CAP VALUE FUND
AUGUST 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK - 91.09%
Basic Industry - 10.97%
*+Alpha Natural Resources                                                                                215,900         $6,440,297
*Arch Coal                                                                                               125,300          8,044,260
*+Chaparral Steel                                                                                         84,200          1,879,344
Crane                                                                                                    149,700          4,432,617
+Crown Holdings                                                                                          336,900          5,690,241
*Federal Signal                                                                                           75,800          1,296,180
*Fuller (H.B.)                                                                                           137,300          4,504,813
*+Griffon                                                                                                234,060          6,001,298
*MacDermid                                                                                               187,200          5,541,120
+Pactiv                                                                                                  187,100          3,631,611
*+PolyOne                                                                                                461,700          3,134,943
*Smith (A.O.)                                                                                             84,600          2,380,644
*Spartech                                                                                                189,900          3,636,585
*Texas Industries                                                                                         84,200          5,036,002
*Wausau-Mosinee Paper                                                                                    195,200          2,322,880
*Westlake Chemical                                                                                       158,600          4,361,500
                                                                                                                       ------------
                                                                                                                         68,334,335
                                                                                                                       ------------
Business Services - 1.92%
Brink's                                                                                                  177,200          7,119,896
*+United Stationers                                                                                      103,359          4,847,537
                                                                                                                       ------------
                                                                                                                         11,967,433
                                                                                                                       ------------
Capital Spending - 6.51%
*+Casella Waste Systems                                                                                  315,100          4,171,924
*Gibraltar Industries                                                                                    231,814          4,965,456
Harsco                                                                                                    99,800          5,853,270
*+Insituform Technologies Class A                                                                        139,600          2,889,720
*Kaydon                                                                                                  176,700          5,108,397
*Mueller Industries                                                                                      123,800          3,244,798
*Wabtec                                                                                                  281,700          7,324,200
Walter Industries                                                                                        160,000          7,019,200
                                                                                                                       ------------
                                                                                                                         40,576,965
                                                                                                                       ------------
Consumer Cyclical - 2.78%
*Furniture Brands International                                                                          137,300          2,623,803
KB HOME                                                                                                  102,000          7,564,320
*Lear                                                                                                    109,700          4,135,690
*+WCI Communities                                                                                         99,800          3,010,966
                                                                                                                       ------------
                                                                                                                         17,334,779
                                                                                                                       ------------
Consumer Services - 11.55%
+AnnTaylor Stores                                                                                        218,350          5,589,760
Belo Class A                                                                                              85,300          2,094,968
Borders Group                                                                                            211,400          4,826,262
*+Carter's                                                                                                52,000          2,829,320
*Cato Class A                                                                                            368,950          7,157,629
*+Department 56                                                                                          100,300          1,302,897
+Dollar Tree Stores                                                                                      186,200          4,239,774
*K Swiss                                                                                                 202,600          6,207,664
*Kellwood                                                                                                162,200          3,970,656
*Kenneth Cole Productions Class A                                                                        115,500          3,309,075
*Oakley                                                                                                  185,500          3,244,395
*Pier 1 Imports                                                                                          299,500          3,728,775
*+Sports Authority                                                                                       125,643          4,058,269
*+Stage Stores                                                                                           119,400          3,320,514
*Thor Industries                                                                                         178,900          5,939,480
*Wolverine World Wide                                                                                    228,250          4,809,228
*+Zale                                                                                                   191,400          5,340,060
                                                                                                                       ------------
                                                                                                                         71,968,726
                                                                                                                       ------------
Consumer Staples - 3.52%
*American Greetings Class A                                                                              224,600          5,702,594
Bunge Limited                                                                                             74,900          4,398,128
+Constellation Brands                                                                                    218,000          5,999,360
+Del Monte Foods                                                                                         542,100          5,860,101
                                                                                                                       ------------
                                                                                                                         21,960,183
                                                                                                                       ------------
Energy - 8.21%
*+Energy Partners                                                                                        322,600          7,742,400
+Grey Wolf                                                                                               765,100          5,990,733
+Newfield Exploration                                                                                    185,900          8,778,198
*+Newpark Resources                                                                                      689,800          6,132,322
*Southwest Gas                                                                                           174,700          4,790,274
*+W-H Energy Services                                                                                    243,400          7,898,330
*+Whiting Petroleum                                                                                      226,200          9,798,984
                                                                                                                       ------------
                                                                                                                         51,131,241
                                                                                                                       ------------


                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Financial Services - 16.02%
*AmerUs Group                                                                                            149,700          8,281,404
Bank of Hawaii                                                                                           118,600          6,018,950
*Bankunited Financial Class A                                                                            228,100          5,383,160
Berkley (W.R.)                                                                                           219,900          7,804,251
*Boston Private Financial Holdings                                                                       217,700          5,784,289
Colonial BancGroup                                                                                       410,200          9,541,253
Compass Bancshares                                                                                        63,500          2,972,435
*First Republic Bank                                                                                     187,200          6,739,200
*Greater Bay Bancorp                                                                                     244,600          6,163,920
*Harleysville Group                                                                                      137,300          3,113,964
*Independent Bank                                                                                         51,300          1,573,884
*Infinity Property & Casualty                                                                            128,100          4,165,812
*MAF Bancorp                                                                                             122,600          5,263,218
*NBT Bancorp                                                                                              58,500          1,421,550
Platinum Underwriters Holdings                                                                           164,900          5,355,952
*Provident Bankshares                                                                                    208,000          7,103,200
*Republic Bancorp                                                                                        293,124          4,303,060
*Sterling Financial                                                                                      134,112          5,172,700
*+Triad Guaranty                                                                                          86,200          3,640,226
                                                                                                                       ------------
                                                                                                                         99,802,428
                                                                                                                       ------------
Health Care - 7.11%
+Alderwoods Group                                                                                        386,800          6,223,612
*Arrow International                                                                                     100,500          2,974,800
+Bio-Rad Laboratories Class A                                                                             92,800          5,122,560
Diagnostic Products                                                                                       76,000          4,104,000
*Owens & Minor                                                                                           199,700          5,723,402
*+Par Pharmaceuticals                                                                                    126,700          3,062,339
*+Pediatrix Medical Group                                                                                 75,100          5,567,163
*+Pra International                                                                                      153,700          4,518,780
*+RehabCare Group                                                                                        124,800          2,804,256
Service Corp International                                                                               499,100          4,237,359
                                                                                                                       ------------
                                                                                                                         44,338,271
                                                                                                                       ------------
Real Estate - 4.47%
Ashford Hospitality Trust                                                                                249,500          2,866,755
Camden Property Trust                                                                                    124,800          6,527,040
Education Realty Trust                                                                                   206,200          3,804,390
*Highland Hospitality                                                                                    312,000          3,681,600
Prentiss Properties Trust                                                                                137,300          5,277,812
Reckson Associates Realty                                                                                171,400          5,681,910
                                                                                                                       ------------
                                                                                                                         27,839,507
                                                                                                                       ------------
Technology - 10.47%
*+Bell Microproducts                                                                                     376,200          3,810,906
*+Checkpoint Systems                                                                                     237,100          5,180,635
*+CommScope                                                                                              259,000          4,843,300
+Datastream Systems                                                                                      330,100          2,389,924
*+Entegris                                                                                               406,000          4,250,820
+Herley Industries                                                                                       163,900          3,428,788
+Insight Enterprises                                                                                     224,600          4,229,218
+International Rectifier                                                                                 112,300          5,401,630
+NETGEAR                                                                                                 248,800          5,515,896
+Overland Storage                                                                                        172,500          1,449,000
*+Plexus                                                                                                 209,600          3,579,968
*QAD                                                                                                     207,200          1,709,400
Symbol Technologies                                                                                      287,000          2,634,660
*+Synnex                                                                                                 188,100          3,120,579
+Synopsys                                                                                                276,900          5,261,100
+Tech Data                                                                                               101,400          3,712,254
*Technitrol                                                                                              320,500          4,701,735
                                                                                                                       ------------
                                                                                                                         65,219,813
                                                                                                                       ------------
Transportation - 3.99%
*Alexander & Baldwin                                                                                     168,900          8,852,049
*+Continental Airlines Class B                                                                           152,000          2,032,240
+Kirby                                                                                                   124,800          5,865,600
*+SCS Transportation                                                                                      85,500          1,372,275
*SkyWest                                                                                                 112,300          2,662,633
*+Yellow Roadway                                                                                          87,300          4,090,005
                                                                                                                       ------------
                                                                                                                         24,874,802
                                                                                                                       ------------
Utilities - 3.57%
Black Hills                                                                                               62,400          2,598,960
+El Paso Electric                                                                                        213,000          4,464,480
FairPoint Communications                                                                                 264,900          4,256,943
*Otter Tail                                                                                              162,200          4,866,000
PNM Resources                                                                                            205,900          6,090,522
                                                                                                                       ------------
                                                                                                                         22,276,905
                                                                                                                       ------------
TOTAL COMMON STOCK (cost $431,486,852)                                                                                  567,625,388
                                                                                                                       ============
Exchange Traded Funds - 2.89%
*iShares Russell 2000 Value Index Fund                                                                   270,900         17,995,887
                                                                                                                       ------------
TOTAL EXCHANGE TRADED FUNDS (cost $17,777,611)                                                                           17,995,887
                                                                                                                       ============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
Repurchase Agreements - 4.78%
With BNP Paribas 3.51% 9/1/05
(dated 8/31/05, to be repurchased at $17,250,682,
collateralized by $17,831,000 U.S. Treasury
Bills due 1/12/06, market value $17,597,439)                                                          $17,249,000        17,249,000
                                                                                                                       ============
With UBS Warburg 3.48% 9/1/05 (dated 8/31/05, to be repurchased at $12,564,214, collateralized by $4,040,000 U.S. Treasury Notes 3.13% due 10/15/08, market value $4,001,239 and $8,376,000 U.S. Treasury Notes 6.50% due 10/15/06, market
value $8,825,704)                                                                                      12,563,000        12,563,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $29,812,000)                                                                           29,812,000
                                                                                                                       ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 98.76%
   (cost $479,076,463)                                                                                                  615,433,275
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
SECURITIES LENDING COLLATERAL** - 21.14%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                            2,751,294         2,751,704
Australia New Zealand 3.60% 10/2/06                                                                     3,718,263         3,717,505
Bank of New York
   3.54% 10/28/05                                                                                       1,858,874         1,858,780
   3.54% 4/4/06                                                                                         2,974,265         2,974,004
Bank of the West 3.49% 3/2/06                                                                           3,717,598         3,717,504
Barclays London
   3.55% 9/16/05                                                                                        3,717,479         3,717,504
   3.81% 11/28/05                                                                                       1,858,793         1,858,752
Bayerische Landesbank 3.66% 8/25/06                                                                     3,716,505         3,717,504
Bear Stearns
   3.60% 1/17/06                                                                                          743,660           743,754
   3.62% 2/28/06                                                                                        4,089,255         4,089,255
Beta Finance 3.58% 4/18/06                                                                              3,717,382         3,717,225
Calyon
   3.69% 11/3/05                                                                                        2,751,082         2,750,953
   3.77% 12/30/05                                                                                       2,614,539         2,611,528
CDC Financial Products 3.66% 9/30/05                                                                    4,832,756         4,832,756
Citigroup Global Markets
    3.60% 9/1/05                                                                                       18,304,616        18,304,616
    3.63% 9/7/05                                                                                        4,832,756         4,832,756
Commonwealth Bank Australia 3.61% 10/2/06                                                               3,717,936         3,717,505
Credit Swiss First Boston New York
    3.49% 12/29/05                                                                                        780,706           780,707
    3.56% 4/18/06                                                                                       4,015,311         4,014,905
Deutsche Bank London
   3.55% 9/20/05                                                                                        4,091,259         4,091,230
   3.76% 12/27/05                                                                                       1,115,628         1,115,390
Goldman Sachs 3.70% 8/31/06                                                                             4,089,255         4,089,255
Lehman Holdings 3.64% 12/23/05                                                                          3,717,988         3,719,732
Marshall & Ilsley Bank 3.44% 12/29/05                                                                   3,718,405         3,717,616
Merrill Lynch Mortgage Capital 3.66% 9/12/05                                                            4,832,756         4,832,756
National City Bank 3.56% 1/23/06                                                                        4,238,082         4,238,108
Nordea Bank Norge ASA 3.55% 10/2/06                                                                     3,717,847         3,717,505
Pfizer 3.52% 10/2/06                                                                                    3,568,829         3,568,804
Proctor & Gamble 3.34 % 10/2/06                                                                         3,717,505         3,717,505
Royal Bank of Canada 3.78% 11/18/05                                                                     3,717,538         3,717,505
Royal Bank of Scotland 3.58% 10/2/06                                                                    3,717,694         3,717,505
Sigma Finance
   3.48% 9/30/05                                                                                        3,494,178         3,494,310
   3.55% 9/15/05                                                                                          743,529           743,507
   3.58% 3/16/06                                                                                        1,117,181         1,117,313
Washington Mutual Bank 3.49% 9/19/05                                                                    3,717,564         3,717,505
Wells Fargo 3.56% 10/2/06                                                                               3,716,572         3,717,505
                                                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL** (cost $131,742,268)                                                               131,742,268
                                                                                                                       ------------
TOTAL MARKET VALUE OF SECURITIES - 119.90%
   (cost $610,818,731)                                                                                                  747,175,543^
                                                                                                                       ------------
OBLIGATION TO RETURN SECURITIES LENDING - (21.14%)**                                                                  (131,742,268)
                                                                                                                       ------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.24%                                                       7,740,078
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 16,601,701 SHARES OUTSTANDING - 100.00%                                                       $623,173,353
                                                                                                                       ============

+Non-income producing security for the period ended August 31, 2005. *Fully or partially on loan.
**See Note 3 in "Notes."
^Includes $131,471,914 of securities loaned.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by The Delaware Group Equity Funds V - The Delaware Small Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                      $479,096,374
                                         ------------
Aggregate unrealized appreciation         149,780,062
Aggregate unrealized depreciation         (13,443,161)
                                         ------------
Net unrealized appreciation              $136,336,901
                                         ============

3.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2005, the market value of the securities on loan was $131,471,914, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At August 31, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds V;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

   1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds V;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS V


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    October 28, 2005



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    October 28, 2005